 SUPPLEMENT DATED APRIL 24, 2023
TO

PROSPECTUSES DATED APRIL 30, 2010
FOR KEYPORT CHARTER AND KEYPORT LATITUDE

PROSPECTUS DATED APRIL 30, 2004
FOR KEYPORT VISTA

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
KEYPORT VARIABLE ACCOUNT A

This supplement contains information regarding an investment option that is available under your Contract.

After the close of business on April 21, 2023, Wanger Select was merged into Wanger Acorn. Wanger Select is no longer available for investment and any references to that fund are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THE CONTRACTS DESCRIBED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE.